Debt - Revolving Credit Facility (Details) - 12 months ended Dec. 31, 2020 $ in Millions	USD ($) lineOfCredit	EUR (€)	USD ($)
Debt Instrument [Line Items]
Credit facilities available and undrawn		€ 427,000,000.0	$ 524.0
Amounts utilized under credit facilities			0.0
Revolving Credit Facility | ESG-Linked Revolving Credit Facility
Debt Instrument [Line Items]
Credit facilities available and undrawn			$ 400.0
Commitment fee calculation basis on applicable margin, percent	35.00%
Commitment fee paid	$ 0.9
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 1
Debt Instrument [Line Items]
Interest period length	1 month
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 2
Debt Instrument [Line Items]
Interest period length	3 months
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 3
Debt Instrument [Line Items]
Interest period length	6 months
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | EURIBOR | Minimum
Debt Instrument [Line Items]
Interest rate	0.525%
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | EURIBOR | Maximum
Debt Instrument [Line Items]
Interest rate	1.525%
Line of Credit
Debt Instrument [Line Items]
Credit facilities available and undrawn | €		€ 27,000,000.0
Number of lines of credit | lineOfCredit	3